Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue			$ 15,887
Cost of Revenue			12,840
Gross Profit			3,047
General and administration	6,265,546	4,555,257	15,089,288
Selling and marketing	419,702	426,017	938,559
Software development costs		162,815	824,292
Foreign exchange loss	14,376	(32,446)	(10,308)
Depreciation	88,569	85,296	195,880
Interest and financing costs	64,831	140,761	209,301
Change in fair value on convertible promissory notes	150,767		150,767
Loss on disposal of equipment			6,530
	7,003,791	5,337,700	17,404,309
Net Loss and comprehensive loss	$ (7,003,791)	$ (5,337,700)	$ (17,401,262)
Loss per share - Basic and diluted net (in Dollars per share)	$ (0.040)	$ (0.087)
Weighted average number of shares outstanding - Basic and diluted (in Shares)	176,907,227	61,446,207